Statutory Requirements - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
Reinsurance reserve credit	$ 91,000,000
ALRe | Bermuda
Statutory Accounting Practices [Line Items]
Minimum solvency margin required	$ 8,000,000
Minimum solvency margin, percentage of assets threshold	2.00%
Minimum solvency margin, assets threshold	$ 500,000,000
Minimum solvency margin, percentage of assets in excess of threshold	1.50%
Minimum solvency margin	$ 798,000,000
Enhanced capital requirement	1,932,000,000
Increase to capital and surplus from permitted practices	1,254,000,000
Decrease to statutory net income from permitted practices	(1,005,000,000)
Unrealized loss on securities, excluded from statutory returns		$ 162,000,000
Amount available for dividends payments, without regulatory approval	2,479,000,000	3,529,000,000
Statutory capital and surplus	6,124,000,000	5,650,000,000
ALV | Germany
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	570,000,000	325,000,000
Solvency II minimum capital requirement	121,000,000
Solvency II solvency capital requirement	268,000,000
Solvency I required capital		195,000,000
Dividends available	0
AADE | Delaware
Statutory Accounting Practices [Line Items]
Amount available for dividends payments, without regulatory approval	127,000,000	125,000,000
Statutory capital and surplus	1,272,000,000	1,251,000,000
Dividends available	80,000,000	65,000,000
AAIA | Iowa
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	1,113,000,000	1,109,000,000
Permitted practice, amount	(17,000,000)	14,000,000
Athene Re USA IV | Vermont
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	50,000,000	38,000,000
Athene Re USA IV | Vermont | Letters of Credit
Statutory Accounting Practices [Line Items]
Permitted practice, amount	$ 153,000,000	$ 153,000,000